ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued advertising and marketing fee		¥ 715,218	¥ 435,514
Payables related to services fee and others		248,816	155,622
Amounts due to customers for the segregated bank balances held on their behalf		125,437	47,497
Deposit		15,995	10,697
Value added tax and surcharges		42,699	23,884
Others		80,945	72,093
Total accrued expenses and other current liabilities	$ 176,550	¥ 1,229,110	¥ 745,307